Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income tax consists of the following:

	Year Ended December 31, 2018	Year Ended December 31, 2019
	(In thousands)
Domestic	$(15,887)	$(18,407)
Foreign operations	5,180	5,008

Loss before income tax	$(10,707)	$(13,399)

Schedule of Income Tax (Expense) Benefit

Income tax (expense) benefit consists of the following:

	Year ended December 31, 2018	Year ended December 31, 2019
	(In thousands)
United States federal taxes:
Current	$(1,029)	$(2,177)
Deferred	(209)	5,948
State taxes:
Current	(113)	(529)
Deferred	(64)	1,421
Foreign taxes:
Current	(4,888)	(3,824)
Deferred	3,290	4,166

Income tax (expense) benefit	$(3,013)	$5,005

Reconciliation of Tax Computed Applying Statutory Deferral Income Tax Rate

The income tax (expense) benefit differs from the amount which would result by applying the applicable statutory deferral rate to income before income taxes as follows:

	Year ended December 31, 2018	Year ended December 31, 2019
	(In thousands)
Provision at federal statutory rate	$1,581	$2,814
State taxes	423	911
Change in valuation allowance	(5,411)	719
Expired capital losses and tax credits	368	—
Foreign rate differential	439	300
Net operating loss	—	2,557
Effect of change in tax rate on deferred tax assets	(245)	(469)
Tax on undistributed foreign earnings	—	(1,520)
Other	(168)	(307)

Income tax (expense) benefit	$(3,013)	$5,005

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities comprise the following:

	As of December 31, 2018	As of December 31, 2019
	(In thousands)
Deferred tax assets:
Accrued expenses and reserves	$3,368	$12,516
Equity-based compensation	825	1,720
NOL and capital losses	12,917	14,461
Interest expense carryover	1,613	3,628
Tax credits	2,124	1,339
Cumulative transaction adjustment	300	355

Total deferred tax assets	21,147	34,019
Less valuation allowance	(13,335)	(12,615)
Deferred tax liabilities:
Intangible assets	(42,027)	(53,382)
Other	(31)	(195)

Net deferred tax liabilities	$(34,246)	$(32,173)

Schedule of Income (Loss) Before Income Taxes, Income Tax (Expense) Benefit and Effective Income Tax Rates

The table below presents our income (loss) before income taxes, income tax (expense) benefit and effective income tax rates for all periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Income (loss) before income taxes	$39,574	$1,444	$70,323	$(19,051)
Income tax (expense) benefit	(3,217)	75	(10,149)	4,645
Effective income tax rate	8.1%	5.2%	14.4%	24.4%